Subsequent Events (Details Narrative) - shares							3 Months Ended	12 Months Ended
	Feb. 13, 2025	Oct. 03, 2024	Apr. 08, 2024	Mar. 12, 2024	Jan. 01, 2024	Nov. 16, 2023	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Issuance of common shares, shares									300,000
Shares issued for services, shares								2,727,436
Granted shares								10,675,000	550,000
Yerbae Brands Corp [Member]
Subsequent Event [Line Items]
Issuance of common shares, shares				1,493,908		159,496
Shares issued for services, shares									3,000,000
Yerbae Brands Corp [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Issuance of common shares, shares				808,041
Granted shares					1,666,665
Yerbae Brands Corp [Member] | Performance Share Units [Member]
Subsequent Event [Line Items]
Issuance of common shares, shares				685,867
Granted shares					1,002,775
Share-Based Compensation Arrangement by Share-Based Payment Award, Accelerated Vesting, Number					877,775
Subsequent Event [Member] | Yerbae Brands Corp [Member]
Subsequent Event [Line Items]
Granted shares	4,115,000
Share based payment award plan modification, description	The Options are exercisable to acquire up to 4,115,000 Common Shares at an exercise price of $0.105 per Common Share for a period of seven years from the date of grant. All Options vested immediately upon grant. All of the 975,000 RSUs vest 100% on the first anniversary of the date of award. Upon vesting, each RSU represents the right to receive one Common Share in accordance with the Plan
Subsequent Event [Member] | Yerbae Brands Corp [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Granted shares	975,000
Subsequent Event [Member] | Yerbae Brands Corp [Member] | Performance Share Units [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Accelerated Vesting, Number	877,775
Common Stock [Member]
Subsequent Event [Line Items]
Issuance of common shares, shares							3,586,119		4,315,787
Shares issued for services, shares								2,727,436	1,675,000
Common Stock [Member] | Yerbae Brands Corp [Member]
Subsequent Event [Line Items]
Issuance of common shares, shares		214,835	1,103,811						2,522,810
Warrant [Member]
Subsequent Event [Line Items]
Shares issued for services, shares							500,000